Property and Equipment, net (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Gross, Total	$ 277,179	$ 277,179	$ 273,825
Less accumulated depreciation and amortization	(178,705)	(163,159)	(103,030)
Property, Plant and Equipment, Net, Total	98,474	114,020	170,795
Office Equipment [Member]
Property, Plant and Equipment, Gross, Total	2,694	2,694	2,694
Computer Equipment [Member]
Property, Plant and Equipment, Gross, Total	15,277	15,277	12,082
Testing equipment [Member]
Property, Plant and Equipment, Gross, Total	145,503	145,503	145,503
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross, Total	98,357	98,357	98,357
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross, Total	$ 15,348	$ 15,348	$ 15,189